Unaudited Interim Condensed Consolidated Statement of Financial Position $ in Millions, $ in Millions	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
CURRENT ASSETS
Cash and cash equivalents	$ 1,797	$ 41,473		$ 20,491
Trade receivables, net	398	9,185		15,476
Inventories	432	9,967		10,538
Recoverable taxes	223	5,141		7,567
Other current financial assets	133	3,063		1,076
Other current assets	70	1,629		1,648
Total current assets	3,053	70,458		56,796
NON CURRENT ASSETS
Investments in other entities	368	8,491		9,751
Rights of use assets	53	1,225		1,382
Property, plant and equipment, net	2,655	61,276	[2]	61,187	[2]
Intangible assets, net	4,737	109,339		112,050
Deferred tax assets	491	11,333		10,432
Other non-current financial assets	223	5,143		204
Other non-current assets	200	4,636		6,037
Total non-current assets	8,727	201,443		201,043
TOTAL ASSETS	11,780	271,901		257,839
CURRENT LIABILITIES
Bank loans and notes payable	589	13,590		882
Current portion of non-current debt	158	3,657		10,603	[3]
Current portion of lease liabilities	21	493		483
Interest payable	30	682		439
Suppliers	702	16,213		19,832
Accounts payable	462	10,669		10,331
Taxes payable	300	6,915		7,156
Other current financial liabilities	254	5,864		1,284
Total current liabilities	2,516	58,083		51,010
NON-CURRENT LIABILITIES
Bank loans and notes payable	3,208	74,039		58,492
Post-employment and other non-current employee benefits	156	3,612		3,293
Non-current portion of lease liabilities	35	817		900
Deferred tax liabilities	85	1,958		3,771
Other non-current financial liabilities	17	401		1,897
Provisions and other non-current liabilities	309	7,108		8,791
Total non-current liabilities	3,810	87,935		77,144
TOTAL LIABILITIES	6,326	146,018		128,154
EQUITY
Common stock	89	2,060		2,060
Additional paid-in capital	1,974	45,560		45,560
Retained earnings	3,044	70,270		75,820
Other equity instruments	(75)	(1,740)		(1,740)
Acumulative other comprehensive income	169	3,904		1,234
Equity attributable to equity holders of the parent	5,201	120,054		122,934
Non-controlling interest in consolidated subsidiaries	253	5,829		6,751
TOTAL EQUITY	5,454	125,883		129,685
TOTAL LIABILITIES AND EQUITY	$ 11,780	$ 271,901		$ 257,839

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Total includes Ps. 263 and Ps. 610 outstanding payment with suppliers, as of June 30, 2020 and December 31, 2019, respectively.
[3]	All interest rates shown in this table are weighted average contractual annual rates.